Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables	¥ 2,816	$ 386	¥ 2,572
Professional service fee payables			2,939
Others	1,729	236	779
Total accrued expenses and other liabilities	¥ 4,545	$ 622	¥ 6,290